FORM 13F

                    FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2007

Check here if Amendment [ ]; Amendment Number: ____

This Amendment(Check only one.): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Pate Capital Partners, LP
Address:  555 Montgomery Street
          Suite 603
          San Francisco, CA  94111

Form 13F File Number:  28-10885

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Bruce A. Pate
Title:    General Partner
Phone:    415-765-5589

Signature, Place, and Date of Signing:


Bruce A. Pate       San Francisco, CA.       January 28, 2008


Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                    FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 42

Form 13F Information Table Value Total:	$111,663


List of Other Included Managers:

NONE

							FORM 13F INFORMATION TABLE

							VALUE	SHRS OR	  SH/ PUT/ INVESTMENT	OTHER	   VOTING AUTHORITY
NAME OF ISSUER		  TITLE OF CLASS    CUSIP      (x$1000)	PRN AMT	  PRN CALL DISCRETION	MANAGERS  SOLE  SHARED  NONE

ALBERTA STAR DEV CORP		COM	013060108	 289	 500000	  SH	     sole	n/a	 500000	  0	 0
ANDEAN AMERICAN MNG CORP	COM	033493107	 373	 500000	  SH	     sole	n/a	 500000	  0	 0
ASCOT RESOURCES LTD		COM	04364G106	5147	3000000	  SH	     sole	n/a	3000000	  0	 0
BENTON RESOURCES CORP		COM	083295105	 404	 500000	  SH	     sole	n/a	 500000	  0	 0
BRETT RESOURCES			COM	10737B203	 706	 500000	  SH	     sole	n/a	 500000	  0	 0
BRILLIANT MNG CORP		CL A	109507103	2624	2000000	  SH	     sole	n/a	2000000	  0	 0
CAPSTONE MINING			COM	14068G104	5104	1800000	  SH	     sole	n/a	1800000	  0	 0
CHESAPEAKE GOLD CORP		COM	165184102	2653	 319000	  SH	     sole	n/a	 319000	  0	 0
CHINA EVERBRIGHT INT'L		COM	573990CT3	7482   15000000	  SH	     sole	n/a    15000000	  0	 0
CHINA MENGNIU DAIRY CO LTD	COM	573931NZ1	1834	 500000	  SH	     sole	n/a	 500000	  0	 0
COLUMBIA YUKON RESOURCES	COM	198658205	1273	1300000	  SH	     sole	n/a	1300000	  0	 0
CONTANGO OIL & GAS CO.		COM	21075N204      10178	 200000	  SH	     sole	n/a	 200000	  0	 0
COVANTA HLDG CORP		COM	22282E102	9681	 350000	  SH	     sole	n/a	 350000	  0	 0
EAST ASIA MINERALS CORP		COM	270541105	3956	2450000	  SH	     sole	n/a	2450000	  0	 0
ENDWAVE CORP			COM	29264A206	5816	 800000	  SH	     sole	n/a	 800000	  0	 0
EVOLVING GOLD			COM	30050D107	1060	1000000	  SH	     sole	n/a	1000000	  0	 0
EXPLORATION CO.			COM	87311M102	3618	 300000	  SH	     sole	n/a	 300000	  0	 0
FLEXIBLE SOLUTIONS INTL		COM	33938T104	  84	  60000	  SH	     sole	n/a	  60000	  0	 0
FORTUNA SILVER MINES INC	COM	349915108	3973	1270000	  SH	     sole	n/a	1270000	  0	 0
FUELCELL ENERGY INC		COM	35952H106	1190	 120000	  SH	     sole	n/a	 120000	  0	 0
GAFISA				ADR	362607301	3745	 100000	  SH	     sole	n/a	 100000	  0	 0
GRAYD RESOURCE CORP		COM	388902108	 926	1700000	  SH	     sole	n/a	1700000	  0	 0
INTER-CITIC MINERAL		COM	458189107	3902	1993000	  SH	     sole	n/a	1993000	  0	 0
INTL TOWER HILL MINES LTD	COM	46051L104	1138	 620000	  SH	     sole	n/a	 620000	  0	 0
MANSFIELD MINERALS		COM	56428D107	3073	 870000	  SH	     sole	n/a	 870000	  0	 0
NEWMAC RESOURCE CORP		COM	651522104	 281	 230000	  SH	     sole	n/a	 230000	  0	 0
POTASH ONE INC.			COM	73755F100	2145	 500000	  SH	     sole	n/a	 500000	  0	 0
QUIDEL CORP			COM	74838J101	4868	 250000	  SH	     sole	n/a	 250000	  0	 0
SEDEX MINING CORP		COM	814904108	 131	1000000	  SH	     sole	n/a	1000000	  0	 0
SELKIRK METALS CORP		COM	816409106	 383	 500000	  SH	     sole	n/a	 500000	  0	 0
SILVER SPRUCE RES INC		COM	828229104	 206	 300000	  SH	     sole	n/a	 300000	  0	 0
SILVERSTONE RESOURCE		COM	82846B101	2725	1000000	  SH	     sole	n/a	1000000	  0	 0
SKYGOLD VENTURES LTD		COM	830922100	2442	2000000	  SH	     sole	n/a	2000000	  0	 0
SONIC TECHNOLOGY SOL		COM	83546P101	  75	 200000	  SH	     sole	n/a	 200000	  0	 0
SOUTHAMPTON VENTURES INC	COM	841200108	 472	 650000	  SH	     sole	n/a	 650000	  0	 0
STREETTRACKS GOLD TRUST		COM	863307104	8246	 100000	  SH	     sole	n/a	 100000	  0	 0
SYNTHESIS ENERGY SYS INC.	COM	871628103	6025	 500000	  SH	     sole	n/a	 500000	  0	 0
THELON VENTURES LTD		COM	88336Q102	 111	1000000	  SH	     sole	n/a	1000000	  0	 0
TNR GOLD CORP			COM	87260X109	 605	1934000	  SH	     sole	n/a	1934000	  0	 0
UNIGOLD INC.			COM	90476X103	 323	 500000	  SH	     sole	n/a	 500000	  0	 0
URANIUM CITY RESOURCES INC	COM	916894108	 262	1000000	  SH	     sole	n/a	1000000	  0	 0
YUKON-NEVADA GOLD CORP		COM	98849Q101	2134	1500000	  SH	     sole	n/a	1500000	  0	 0

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